EQUITY - Exchange Agreement (Details) - USD ($) $ / shares in Units, $ in Millions	Oct. 24, 2018	Nov. 14, 2017	Oct. 19, 2016	Oct. 18, 2016	Nov. 30, 2017
Class of Stock [Line Items]
Minimum quarterly distribution per unit (in dollars per share)	$ 0.5775	$ 0.5775	$ 0.5775	$ 0.3850
Partnership Agreement, percent of Earn-Out Units to be issued	50.00%
Golar Partners, Common Units
Class of Stock [Line Items]
IDR reset (in shares)			2,994,364
Number of earn-out units (in shares)			748,592
Golar Partners, General Partner Units
Class of Stock [Line Items]
IDR reset (in shares)			61,109
Number of earn-out units (in shares)			15,278
Golar LNG Limited and Golar GP LLC | Incentive Distribution Rights
Class of Stock [Line Items]
Percent of units issued			100.00%
Golar GP LLC | Golar Partners, Common Units
Class of Stock [Line Items]
IDR reset (in shares)			2,425,435
Golar GP LLC | Golar Partners, General Partner Units
Class of Stock [Line Items]
IDR reset (in shares)			61,109
Golar LNG Limited | Golar Partners, Common Units
Class of Stock [Line Items]
IDR reset (in shares)			568,929
Current Liabilities
Class of Stock [Line Items]
Reclassification of derivative	$ 15.0
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest
Class of Stock [Line Items]
Reclassification of derivative			$ (15.0)
Earn-Out Units
Class of Stock [Line Items]
Revised Partnership Agreement, percent of Earn-Out Units to be issued		50.00%
General Partner
Class of Stock [Line Items]
General partners' capital account, units converted (in shares)					7,639
Common Units | Common Units
Class of Stock [Line Items]
Limited partners' capital account, units converted (in shares)					374,295
Common Stock
Class of Stock [Line Items]
Distribution amount per share (in dollars per share)	$ 0.4042